Fair value measurement	6 Months Ended
Jun. 30, 2020
Fair value measurement
Fair value measurement

C2     Fair value measurement

(a)     Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades. For further detail on the valuation approach for level 2 fair valued assets and liabilities, refer to note C3.1 of the Group IFRS financial statement for the year ended 31 December 2019.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

(b)     Fair value measurement hierarchy of Group assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for $37,752 million (31 December 2019: $58,302 million) of debt securities classified as available-for-sale, principally in the US operations. All assets and liabilities held at fair value are measured on a recurring basis. As of 30 June 2020, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	30 Jun 2020 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total

Loans	—	—	3,606	3,606
Equity securities and holdings in collective investment schemes	230,670	3,554	474	234,698
Debt securities	64,300	57,091	71	121,462
Other investments (including derivative assets)	109	2,350	1,569	4,028
Derivative liabilities	(65)	(402)	—	(467)
Total financial investments, net of derivative liabilities	295,014	62,593	5,720	363,327
Investment contract liabilities without discretionary participation features held at fair value	—	(936)	—	(936)
Net asset value attributable to unit holders of consolidated investment funds	(5,521)	(8)	(438)	(5,967)
Other financial liabilities held at fair value	—	—	(3,743)	(3,743)
Total financial instruments at fair value	289,493	61,649	1,539	352,681
Percentage of total (%)	82%	18%	0%	100%
Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	67,290	12,963	314	80,567
Unit-linked and variable annuity separate account	204,723	1,208	—	205,931
Non-linked shareholder-backed business	23,001	48,422	5,406	76,829
Total financial investments, net of derivative liabilities at fair value	295,014	62,593	5,720	363,327
Other financial liabilities at fair value	(5,521)	(944)	(4,181)	(10,646)
Group total financial instruments at fair value	289,493	61,649	1,539	352,681

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%
Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	66,061	7,762	260	74,083
Unit-linked and variable annuity separate account	217,838	1,486	—	219,324
Non-linked shareholder-backed business	27,198	62,578	4,910	94,686
Total financial investments, net of derivative liabilities at fair value	311,097	71,826	5,170	388,093
Other financial liabilities at fair value	(5,973)	(1,034)	(3,762)	(10,769)
Group total financial instruments at fair value	305,124	70,792	1,408	377,324

Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below. These are carried at amortised cost, which approximates fair value.

	2020 $m		2019 $m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	11,304	11,435	12,996	13,511
Liabilities
Investment contract liabilities without discretionary participation features	(3,730)	(3,793)	(3,891)	(3,957)
Core structural borrowings of shareholder-financed businesses	(6,499)	(7,087)	(5,594)	(6,227)
Operational borrowings (excluding lease liabilities)	(1,703)	(1,703)	(2,015)	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements	(9,085)	(9,442)	(8,901)	(9,135)
Total	(9,713)	(10,590)	(7,405)	(7,823)

(c)     Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning of the period to that presented at the end of the period.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale principally within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

	Half year 2020 $m
					Net asset
		Equity			value
		securities			attributable
		and		Other	to unit
		holdings in		investments	holders of
		collective		(including	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	funds	liabilities	Total
Balance at beginning of period	3,587	276	6	1,301	(2)	(3,760)	1,408
Total gains (losses) in income statement*	120	(44)	(6)	(170)	134	(91)	(57)
Total gains (losses) recorded in other comprehensive income	—	(4)	—	—	—	—	(4)
Purchases and other additions	—	348	20	484	(583)	—	269
Sales	—	(102)	(2)	(46)	13	—	(137)
Issues	52	—	—	—	—	(53)	(1)
Settlements	(153)	—	—	—	—	161	8
Transfers into level 3	—	—	53	—	—	—	53
Balance at end of period	3,606	474	71	1,569	(438)	(3,743)	1,539

	Full year 2019 $m
							Net asset
		Equity					value
		securities					attributable
		and		Other		Borrowings	to unit
		holdings in		investments		attributable	holders of
		collective		(including		to with-	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at beginning of year	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Demerger of UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statement*	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at end of year	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

*     Of the total net gains and (losses) in the income statement of $(57) million at half year 2020 (full year 2019: $537 million), $(103) million (full year 2019: $19 million) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2020 $m	2019 $m
	30 Jun	31 Dec
Equity securities and holdings in collective investment schemes	(72)	(11)
Debt securities	(5)	—
Other investments	(157)	34
Net asset value attributable to unit holders of consolidated investment funds	132	—
Other financial liabilities	(1)	(4)
Total	(103)	19

At 30 June 2020, the Group held $1,539 million (31 December 2019: $1,408 million) of net financial instruments at fair value within level 3. This represents less than 0.5 per cent (31 December 2019: 1 per cent) of the total fair valued financial assets net of financial liabilities.

Included within these net assets and liabilities are policy loans of $3,606 million at 30 June 2020 (31 December 2019: $3,587 million) measured as the loan outstanding balance, plus accrued investment income, attached to acquired REALIC business and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of $3,743 million at 30 June 2020 (31 December 2019: $3,760 million) is also classified within level 3. The fair value of the liabilities is equal to the fair value of the underlying assets held as collateral, which primarily consist of policy loans and debt securities. The assets and liabilities offset and therefore their movements have no impact on shareholders' profit and equity.

Excluding the loans and funds withheld liability under Jackson's REALIC reinsurance arrangements as described above, which amounted to a net liability at 30 June 2020 of $(137) million (31 December 2019: $(173) million), the level 3 fair valued financial assets net of financial liabilities were a net asset of $1,676 million at 30 June 2020 (31 December 2019: $1,581 million). Of this amount, equity securities of $2 million are internally valued, representing less than 0.1 per cent of the total fair valued financial assets net of financial liabilities (31 December 2019: nil). Internal valuations are inherently more subjective than external valuations.

Level 3 financial assets net of financial liabilities comprise the following:

–Private equity investments in both equity securities and limited partnerships within other financial investments of $1,687 million (31 December 2019: $1,301 million) consisting of investments held by Jackson which are  primarily externally valued in accordance with International Private Equity and Venture Capital Association guidelines using the proportion of the company's investment in each fund as shown in external valuation reports;

–Equity securities and holdings in collective investment schemes of $356 million (31 December 2019: $276 million) consisting primarily of property and infrastructure funds held by the Asia participating funds, which are externally valued using the net asset value of the invested entities;

-Liabilities of $(438) million (31 December 2019: $(2) million) for the net asset value attributable to external unit holders in respect of consolidated investment funds, which are non-recourse to the Group. These liabilities are valued by reference to the underlying assets; and

–Other sundry individual financial instruments of a net asset of $71 million (31 December 2019: net asset of $6 million).

Of the net asset of $1,676 million at 30 June 2020 (31 December 2019: $1,581 million) referred to above:

–A net asset of $314 million (31 December 2019: $258 million) is held by the Group's Asia participating funds and therefore shareholders' profit and equity are not impacted by movements in the valuation of these financial instruments ; and

–A net asset of $1,362 million (31 December 2019: $1,323 million) is held to support non-linked shareholder-backed business. The majority of these instruments ($1,360 million out of the $1,362 million) are externally valued and are therefore inherently less subjective than internal valuations. These instruments consist primarily of private equity investments held by Jackson as described above. If the value of all these Level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(136) million (31 December 2019: $(132) million), which would reduce shareholders' equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(d)Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During half year 2020, the transfers between levels within the Group’s portfolio, were primarily transfers from level 1 to level 2 of $4,232 million and transfers from level 2 to level 1 of $1,843 million. These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities. There were transfers into level 3 of $53 million in the period.